Digital Assets (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Digital Assets Abstract
Recognized expenses	¥ 22